Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 30, 2012
Registrant Name	dei_EntityRegistrantName	Precidian ETFs Trust
Central Index Key	dei_EntityCentralIndexKey	0001499655
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 30, 2012
MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund | MAXIS Nikkei 225 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NKY

MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund
MAXISSM NIKKEI 225 INDEX FUND
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of its underlying index, the
Nikkei Stock Average, commonly called the "Nikkei 225" (the "Underlying Index").
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MAXIS Nikkei 225 Index Fund
Management Fee		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%
[1]	Precidian Funds LLC (the "Advisor") has contractually agreed to reduce its management fees and to reimburse other expenses to the extent "Total Annual Fund Operating Expenses" (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund through July 30, 2013. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE:
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling
Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MAXIS Nikkei 225 Index Fund	51	167	293	662

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the period from commencement of operations on July 8, 2011 through March 31, 2012, the Fund's portfolio turnover rate was .22% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets in the securities in its Underlying Index or in depositary receipts representing securities in its Underlying Index ("DRs").

The Nikkei 225, which is published by Nikkei Inc. (the "Index Provider"), measures the performance of 225 highly liquid stocks traded on the large cap or "first" section of the Tokyo Stock Exchange. The components of the Underlying
Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share. As of June 30, 2012, the
Underlying Index's three largest sectors were consumer discretionary, industrials and information technology. As of June 30, 2012, the Underlying
Index, which is considered diversified, was comprised of component securities with market capitalizations greater than $310.7 million that have a daily average traded volume of at least $735,238 over the past three months. The total market capitalization of the Underlying Index as of June 30, 2012 was in excess of $2.2 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will reconstitute its component securities regularly only on an annual basis and rebalance intermittently individual index component securities for corporate actions under the Index Provider's methodology.

Index Tracking Risk. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners
(including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund's NAV is determined in U.S. Dollars, the Fund's
NAV could decline if the Japanese Yen depreciates against the U.S. Dollar.

Risk of Investing in Depositary Receipts. The Fund may invest in DRs, including certain unsponsored DRs. Both sponsored and unsponsored DRs involve risk not experienced when investing directly in the equity securities of an issuer.

Valuation Risk. Since the component securities of the Underlying Index principally trade on the Tokyo Stock Exchange, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares on the NYSE Arca.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes, such as fixed-income securities.

New Fund Risk. The Fund is a new fund. As a new fund, there can be no assurance that active trading markets for the Shares will be maintained. As a new fund, there can be no assurance that it will maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The
Fund's Distributor does not maintain a secondary market in the Shares.

Exchange-Traded Fund Risk. The Fund's Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
Performance
Performance history will be available for the Fund after it has been in operation for one full calendar year. For current performance information, please visit the Fund's website at www.precidianfunds.com.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 30, 2012
MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MAXISSM NIKKEI 225 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield performance of its underlying index, the
Nikkei Stock Average, commonly called the "Nikkei 225" (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the period from commencement of operations on July 8, 2011 through March 31, 2012, the Fund's portfolio turnover rate was .22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.22%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling
Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in the securities in its Underlying Index or in depositary receipts representing securities in its Underlying Index ("DRs").

The Nikkei 225, which is published by Nikkei Inc. (the "Index Provider"), measures the performance of 225 highly liquid stocks traded on the large cap or "first" section of the Tokyo Stock Exchange. The components of the Underlying
Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share. As of June 30, 2012, the
Underlying Index's three largest sectors were consumer discretionary, industrials and information technology. As of June 30, 2012, the Underlying
Index, which is considered diversified, was comprised of component securities with market capitalizations greater than $310.7 million that have a daily average traded volume of at least $735,238 over the past three months. The total market capitalization of the Underlying Index as of June 30, 2012 was in excess of $2.2 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will reconstitute its component securities regularly only on an annual basis and rebalance intermittently individual index component securities for corporate actions under the Index Provider's methodology.

Index Tracking Risk. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners
(including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund's NAV is determined in U.S. Dollars, the Fund's
NAV could decline if the Japanese Yen depreciates against the U.S. Dollar.

Risk of Investing in Depositary Receipts. The Fund may invest in DRs, including certain unsponsored DRs. Both sponsored and unsponsored DRs involve risk not experienced when investing directly in the equity securities of an issuer.

Valuation Risk. Since the component securities of the Underlying Index principally trade on the Tokyo Stock Exchange, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares on the NYSE Arca.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes, such as fixed-income securities.

New Fund Risk. The Fund is a new fund. As a new fund, there can be no assurance that active trading markets for the Shares will be maintained. As a new fund, there can be no assurance that it will maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The
Fund's Distributor does not maintain a secondary market in the Shares.

Exchange-Traded Fund Risk. The Fund's Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for one full calendar year. For current performance information, please visit the Fund's website at www.precidianfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.precidianfunds.com
MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund | MAXIS Nikkei 225 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	662

[1]	Precidian Funds LLC (the "Advisor") has contractually agreed to reduce its management fees and to reimburse other expenses to the extent "Total Annual Fund Operating Expenses" (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund through July 30, 2013. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.